BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisitions In 2020 (Details) ₽ in Millions, $ in Millions							1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 21, 2021 RUB (₽)	Dec. 21, 2021 USD ($)	Sep. 07, 2021 RUB (₽)	Sep. 07, 2021 USD ($)	Aug. 30, 2021 USD ($)	Jul. 23, 2020 RUB (₽)	Jul. 31, 2020	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2022 USD ($)	Sep. 30, 2020 RUB (₽)	Sep. 30, 2020 USD ($)
Business Acquisition [Line Items]
Percentage of voting interest sold							25.00%
ASSETS:
Goodwill								₽ 104,275	₽ 143,778		₽ 117,864	₽ 104,275		$ 2,044.1
LIABILITIES:
Total cash consideration for the acquisition									1,031	$ 14.7	8,921	40,030
Net cash paid for the acquisition less consideration of the sale of Yandex.Money									820	$ 11.7	₽ 8,236	33,798
Yandex SDG.
LIABILITIES:
Ownership interest (percentage)															72.80%	72.80%
MLU B.V
LIABILITIES:
Ownership interest (percentage)															61.70%	61.70%
Yandex SDG
LIABILITIES:
Fair value of equity investment															₽ 7,607	$ 100.0
Convertible loan															₽ 3,804	$ 50.0
UBER | Yandex SDG.
LIABILITIES:
Ownership interest (percentage)															18.60%	18.60%
UBER | MLU B.V
LIABILITIES:
Ownership interest (percentage)															33.50%	33.50%
Employees of Yandex.Taxi Group | MLU B.V
LIABILITIES:
Ownership interest (percentage)					71.00%
Partner
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)						50.00%
Gain on remeasurement						₽ 19,230
Percentage of voting interest sold						25.00%
ASSETS:
Cash and cash equivalents						₽ 6,206
Term deposits						11,200
Accounts receivable						1,719
Other current assets						5,336
Property and equipment						3,139
Intangible assets						12,655
Goodwill						51,836
Operating lease right-of-use assets						4,462
Other non-current assets						517
Total assets						97,070
LIABILITIES:
Accounts payable and accrued liabilities						5,708
Other current liabilities						800
Operating lease liabilities, non-current						4,213
Other non-current liabilities						1,971
Total liabilities						12,692
Fair value of previously held equity interest						41,838
Fair value of the noncontrolling interest						47
Fair value of the redeemable noncontrolling interest						493
Total cash consideration for the acquisition						42,000
Total cash consideration from the sale of Yandex.Money						2,420
Net cash paid for the acquisition less consideration of the sale of Yandex.Money						39,580
Revenue since acquisition								13,867
Net loss since acquisition								₽ 5,558
Proforma revenue												231,869	₽ 192,189
Proforma net income (loss)												₽ 21,374	₽ 6,220
Yandex Self Driving Group B.V. | UBER
Business Acquisition [Line Items]
Cash paid on closing the deal	₽ 14,859	$ 200.0
Reduced amount of non-controlling interest									6,241
Reduced amount of Additional paid-in capital									₽ 67,205
LIABILITIES:
Total cash consideration for the acquisition			₽ 58,363	$ 800.0
Yandex Self Driving Group B.V. | UBER | MLU B.V
Business Acquisition [Line Items]
Percentage on total number of outstanding shares					4.60%
LIABILITIES:
Total cash consideration for the acquisition | $					$ 1,000.0
Customer relationships
LIABILITIES:
Weighted-average remaining useful life (in years)									8 years 1 month 6 days	8 years 1 month 6 days	8 years 1 month 6 days
Customer relationships | Partner
ASSETS:
Intangible assets						₽ 4,480
LIABILITIES:
Weighted-average remaining useful life (in years)						11 years 2 months 12 days
Software And Technology | Partner
LIABILITIES:
Weighted-average remaining useful life (in years)						6 years
Acquired price comparison | Partner
ASSETS:
Intangible assets						₽ 5,844
Marketplace platform | Partner
ASSETS:
Intangible assets						₽ 1,747